Other liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
11. Other liabilities
a)Other current liabilities
Other current liabilities comprise the following:

	Note	2022	2021
		$	$
Provision for losses on merchant accounts		2,693	6,265
Contingent consideration	21	—	3,004
LPP put option liability	21	—	531
Other		1,531	3,426
		4,224	13,226
The movements in the provision for losses on merchant accounts are as follows:

	2022	2021
	$	$
Balance – Beginning of year	6,265	6,694
Provision made during the year	2,818	2,199
Provision used or reversed during the year	(6,390)	(2,628)
Balance – End of year	2,693	6,265
The LPP put option liability obligated the Company, under certain circumstances, and on demand after January 2022, to purchase a number of units held by the non-controlling interest (“NCI”) unit holders equal to (but not less than) (i) the product of the total number of units held by the NCI unit holders multiplied by (ii) the total number of units in the capital of the NCI unit holders held by the concerned NCI unit holder divided by (iii) the total issued and outstanding units of NCI unit holders. On February 4, 2022, the Company received a put option exercise notice from the LPP NCI unit holders which obligated the Company to purchase the remaining 40% interest in LPP at fair market value. On April 7, 2022, the Company completed the purchase of the remaining 40% interest in LPP for a cash consideration of $39,751.